Investment in Key Management Insurance Policy - Schedule of Investment in Key Management Insurance Policy (Details) - Level 3 [Member] - HKD ($)		6 Months Ended	12 Months Ended
		Mar. 31, 2025	Sep. 30, 2024
Schedule of Investment in Key Management Insurance Policy [Line Items]
Balance at beginning of the year		$ 1,157,520	$ 1,157,520
Change in fair value recognized in the unaudited condensed consolidated statements of income	[1]	142,380
Balance at end of the year		$ 1,299,900	$ 1,157,520

[1]	The change in fair value was not material for the year ended September 30, 2024.